Lease obligations (Tables)	12 Months Ended
Dec. 31, 2024
Lease obligations
Summary of lease liabilities
	Incremental borrowing rate %	Maturity	2024	2023
Current	4.00 - 6.00	2024	$368	$315
Non-current	4.00 - 6.00	2025 - 2027	506	229
Lease liability			$874	$544